Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current
Cash and cash equivalents (note 7)	$ 567,994	$ 678,392
Restricted cash	107,672	61,818
Accounts receivable, including non-trade of $33,924 (2015 - $15,623) and related party balances of $26,471 (2015 - $65,936)	295,357	395,013
Assets held for sale (notes 10 and 17)	61,282	55,450
Net investment in direct financing leases (note 8)	154,759	26,542
Prepaid expenses and other (note 14)	94,370	102,429
Total current assets	1,281,434	1,319,644
Restricted cash - non-current	129,576	114,619
Vessels and equipment (note 7)
At cost, less accumulated depreciation of $3,294,021 (2015 - $2,894,097)	7,666,975	8,460,500
Vessels under capital leases, at cost, less accumulated amortization of $69,072 (2015 – $56,316) (note 9)	484,253	88,215
Advances on newbuilding contracts and conversion costs (note 15a)	987,658	817,878
Total vessels and equipment	9,138,886	9,366,593
Net investment in direct financing leases - non-current (note 8)	505,835	657,587
Loans to equity-accounted investees and joint venture partners, bearing interest between nil and LIBOR plus margins up to 3% (note 22)	292,209	184,390
Equity-accounted investments (notes 15b and 22)	1,010,308	905,159
Other non-current assets	190,699	232,776
Intangible assets – net (note 5)	89,175	111,909
Goodwill (note 5)	176,630	168,571
Total assets	12,814,752	13,061,248
Current
Accounts payable	53,507	64,212
Accrued liabilities and other (notes 6 and 14)	403,685	412,278
Current portion of derivative liabilities (note 14)	115,813	267,539
Current portion of long-term debt (note 7)	998,591	1,106,104
Current obligation under capital leases (note 9)	40,353	4,546
Current portion of in-process revenue contracts (note 5)	34,511	32,109
Total current liabilities	1,646,460	1,886,788
Long-term debt (note 7)	5,640,955	6,277,982
Long-term obligation under capital leases (note 9)	352,486	54,581
Derivative liabilities (note 14)	415,041	414,084
In-process revenue contracts (note 5)	88,179	118,690
Other long-term liabilities (note 6)	333,236	352,378
Total liabilities	8,476,357	9,104,503
Commitments and contingencies (notes 3, 7, 8, 9, 14 and 15)
Redeemable non-controlling interest (note 15e)	249,102	255,671
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 86,149,975 shares outstanding (2015 – 72,711,371); 86,149,975 shares issued (2015 – 72,711,371)) (note 11)	887,075	775,018
Retained earnings	22,893	158,898
Non-controlling interest	3,189,928	2,782,049
Accumulated other comprehensive loss (note 1)	(10,603)	(14,891)
Total equity	4,089,293	3,701,074
Total liabilities and equity	$ 12,814,752	$ 13,061,248